Foreign Exchange (Gain) Loss, Net (Tables)	12 Months Ended
Dec. 31, 2018
Foreign Exchange Gains Losses [Abstract]
Schedule of Foreign Exchange Gain Loss Net
For the years ended December 31,	2018	2017	2016
Unrealized Foreign Exchange (Gain) Loss on Translation of:
U.S. Dollar Debt Issued From Canada	602	(665)	(196)
Other	47	(192)	7
Unrealized Foreign Exchange (Gain) Loss	649	(857)	(189)
Realized Foreign Exchange (Gain) Loss	205	45	(9)
	854	(812)	(198)